Loans, Impaired Loans and Allowance for Credit Losses - Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations (Detail)	3 Months Ended
	Jul. 31, 2023 $ / bbl $ / lb	Apr. 30, 2023 $ / bbl $ / lb	Oct. 31, 2022 $ / bbl $ / lb
Base case scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.40%	0.30%	1.20%
Unemployment rate, average %	5.70%	5.60%	5.70%
Bank of Canada overnight rate target, average %	4.90%	4.40%	3.80%
HPI - Housing Price Index, y/y % change	(0.90%)	(16.90%)	(12.30%)
Consumer Price Index, y/y %	2.90%	3.40%	4.90%
USD/CAD exchange rate, average	1.29	1.31	1.27
Base case scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	2.60%	2.10%
Unemployment rate, average %	6.00%	5.80%	6.00%
Bank of Canada overnight rate target, average %	2.70%	2.50%	2.70%
HPI - Housing Price Index, y/y % change	0.30%	(0.20%)	(0.30%)
Consumer Price Index, y/y %	2.10%	1.80%	2.10%
USD/CAD exchange rate, average	1.24	1.24	1.24
Base case scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.30%	0.60%	0.60%
Unemployment rate, average %	4.00%	3.80%	4.30%
Consumer Price Index, y/y %	3.70%	4.50%	5.40%
Target federal funds rate, upper limit, average %	5.40%	5.10%	3.50%
Base case scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.10%	1.90%	2.10%
Unemployment rate, average %	4.70%	4.60%	5.00%
Consumer Price Index, y/y %	2.30%	2.40%	2.40%
Target federal funds rate, upper limit, average %	2.70%	2.80%	2.70%
Base case scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.50%	0.70%	1.40%
Unemployment rate, average %	3.70%	3.80%	3.80%
Base case scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.30%	2.30%	2.60%
Unemployment rate, average %	3.90%	3.90%	3.90%
Base case scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.50%	(0.20%)	(2.00%)
Unemployment rate, average %	9.20%	8.70%	8.60%
Base case scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.90%	2.40%
Unemployment rate, average %	7.20%	7.20%	7.60%
Base case scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.00%	2.20%	2.50%
Unemployment rate, average %	7.30%	7.40%	7.00%
Base case scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	2.60%	2.70%
Unemployment rate, average %	7.10%	7.10%	6.90%
Base case scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	1.70%	3.90%
Unemployment rate, average %	10.50%	11.20%	10.70%
Base case scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	2.90%	2.60%
Unemployment rate, average %	10.10%	10.20%	9.90%
Base case scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	3.80%	4.40%
Base case scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	3.90%	4.00%
Base case scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	78	79	89
Base case scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	68	69	79
Base case scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4	3.6	3.25
Base case scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.93	4.8	3.49
Base case scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	2.71%	2.67%	2.02%
Base case scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	2.38%	2.42%	2.83%
Alternative Scenario - Optimistic[member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.30%	1.20%	2.40%
Unemployment rate, average %	5.40%	5.20%	5.10%
Bank of Canada overnight rate target, average %	5.10%	4.50%	4.20%
HPI - Housing Price Index, y/y % change	(0.30%)	(16.30%)	(9.70%)
Consumer Price Index, y/y %	3.10%	3.50%	5.20%
USD/CAD exchange rate, average	1.29	1.31	1.26
Alternative Scenario - Optimistic[member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	4.00%	3.10%
Unemployment rate, average %	4.50%	4.20%	4.70%
Bank of Canada overnight rate target, average %	3.50%	3.40%	4.10%
HPI - Housing Price Index, y/y % change	1.80%	1.20%	1.60%
Consumer Price Index, y/y %	2.60%	2.40%	2.60%
USD/CAD exchange rate, average	1.24	1.24	1.23
Alternative Scenario - Optimistic[member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.70%	1.10%	1.30%
Unemployment rate, average %	3.90%	3.70%	4.20%
Consumer Price Index, y/y %	4.00%	4.80%	5.80%
Target federal funds rate, upper limit, average %	5.50%	5.40%	4.70%
Alternative Scenario - Optimistic[member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	2.70%	3.00%
Unemployment rate, average %	4.30%	4.20%	4.60%
Consumer Price Index, y/y %	2.70%	2.80%	2.80%
Target federal funds rate, upper limit, average %	3.70%	3.70%	4.50%
Alternative Scenario - Optimistic[member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.10%	1.20%	1.90%
Unemployment rate, average %	3.50%	3.70%	3.70%
Alternative Scenario - Optimistic[member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.20%	3.10%	3.50%
Unemployment rate, average %	3.20%	3.20%	3.20%
Alternative Scenario - Optimistic[member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.30%	1.10%	(0.80%)
Unemployment rate, average %	8.80%	8.30%	8.00%
Alternative Scenario - Optimistic[member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	4.10%	3.60%
Unemployment rate, average %	6.60%	6.30%	6.50%
Alternative Scenario - Optimistic[member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.90%	3.70%
Unemployment rate, average %	6.80%	7.10%	6.00%
Alternative Scenario - Optimistic[member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	4.00%	3.80%
Unemployment rate, average %	5.20%	5.30%	4.70%
Alternative Scenario - Optimistic[member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	3.50%	6.50%
Unemployment rate, average %	9.60%	10.30%	9.00%
Alternative Scenario - Optimistic[member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	3.90%	3.60%
Unemployment rate, average %	8.10%	8.20%	6.70%
Alternative Scenario - Optimistic[member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.30%	4.30%	5.00%
Alternative Scenario - Optimistic[member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.70%	4.70%	4.90%
Alternative Scenario - Optimistic[member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	84	84	95
Alternative Scenario - Optimistic[member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	84	86	96
Alternative Scenario - Optimistic[member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.17	3.72	3.39
Alternative Scenario - Optimistic[member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.52	5.36	3.95
Alternative Scenario - Optimistic[member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.58%	3.59%	2.96%
Alternative Scenario - Optimistic[member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.38%	3.42%	3.83%
Alternative Scenario - Pessimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.40%)	(2.50%)	(4.80%)
Unemployment rate, average %	7.30%	7.20%	9.70%
Bank of Canada overnight rate target, average %	3.80%	3.20%	5.10%
HPI - Housing Price Index, y/y % change	(4.60%)	(20.00%)	(17.60%)
Consumer Price Index, y/y %	2.00%	2.40%	9.30%
USD/CAD exchange rate, average	1.42	1.44	1.28
Alternative Scenario - Pessimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	3.30%	3.70%
Unemployment rate, average %	6.60%	6.40%	6.90%
Bank of Canada overnight rate target, average %	1.40%	1.10%	3.20%
HPI - Housing Price Index, y/y % change	1.10%	0.60%	(0.30%)
Consumer Price Index, y/y %	1.70%	1.50%	2.30%
USD/CAD exchange rate, average	1.26	1.27	1.24
Alternative Scenario - Pessimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.70%)	(2.40%)	(5.10%)
Unemployment rate, average %	5.50%	5.40%	7.90%
Consumer Price Index, y/y %	2.40%	3.20%	10.00%
Target federal funds rate, upper limit, average %	4.30%	4.00%	4.80%
Alternative Scenario - Pessimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.70%	3.70%
Unemployment rate, average %	5.20%	5.20%	5.70%
Consumer Price Index, y/y %	1.90%	1.90%	2.60%
Target federal funds rate, upper limit, average %	0.90%	0.90%	3.30%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.30%)	(1.20%)	(4.00%)
Unemployment rate, average %	4.50%	4.70%	7.20%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.80%	2.80%	4.00%
Unemployment rate, average %	4.10%	4.10%	4.80%
Alternative Scenario - Pessimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.70%)	(2.40%)	(7.30%)
Unemployment rate, average %	10.40%	9.90%	12.20%
Alternative Scenario - Pessimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.50%	3.90%
Unemployment rate, average %	7.40%	7.40%	8.30%
Alternative Scenario - Pessimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.30%	0.90%	(1.00%)
Unemployment rate, average %	8.60%	8.70%	10.30%
Alternative Scenario - Pessimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	3.10%	4.10%
Unemployment rate, average %	7.40%	7.40%	7.60%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.40%	0.50%	0.40%
Unemployment rate, average %	12.30%	13.20%	14.00%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	3.30%	4.00%
Unemployment rate, average %	10.60%	10.70%	10.70%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	2.50%	0.50%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	4.30%	5.20%
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	67	68	116
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	64	66	83
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	3.73	3.35	3.66
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.81	4.69	3.54
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	0.06%	0.02%	(3.05%)
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.04%	3.08%	4.23%
Alternative Scenario - Very Pessimistic[Member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.60%)	(3.70%)	(5.90%)
Unemployment rate, average %	9.30%	8.40%	10.20%
Bank of Canada overnight rate target, average %	6.00%	5.30%	5.10%
HPI - Housing Price Index, y/y % change	(6.00%)	(20.30%)	(20.00%)
Consumer Price Index, y/y %	6.50%	6.30%	12.50%
USD/CAD exchange rate, average	1.48	1.46	1.28
Alternative Scenario - Very Pessimistic[Member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	3.50%	2.60%
Unemployment rate, average %	6.90%	6.60%	8.60%
Bank of Canada overnight rate target, average %	3.40%	3.00%	3.70%
HPI - Housing Price Index, y/y % change	0.40%	(0.20%)	(1.30%)
Consumer Price Index, y/y %	2.30%	2.00%	9.50%
USD/CAD exchange rate, average	1.28	1.28	1.25
Alternative Scenario - Very Pessimistic[Member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.40%)	(3.20%)	(6.50%)
Unemployment rate, average %	7.10%	6.30%	8.30%
Consumer Price Index, y/y %	7.50%	7.60%	13.20%
Target federal funds rate, upper limit, average %	6.50%	6.00%	4.80%
Alternative Scenario - Very Pessimistic[Member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.20%	2.80%	3.30%
Unemployment rate, average %	5.50%	5.30%	6.70%
Consumer Price Index, y/y %	2.60%	2.60%	10.10%
Target federal funds rate, upper limit, average %	3.40%	3.30%	3.70%
Alternative Scenario - Very Pessimistic[Member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.90%)	(2.90%)	(5.10%)
Unemployment rate, average %	6.60%	6.20%	7.60%
Alternative Scenario - Very Pessimistic[Member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	3.10%	2.50%
Unemployment rate, average %	4.90%	4.70%	6.40%
Alternative Scenario - Very Pessimistic[Member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.90%)	(3.70%)	(8.40%)
Unemployment rate, average %	12.30%	11.20%	12.90%
Alternative Scenario - Very Pessimistic[Member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	3.80%	2.90%
Unemployment rate, average %	7.80%	7.70%	9.00%
Alternative Scenario - Very Pessimistic[Member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.60%)	(0.40%)	(3.30%)
Unemployment rate, average %	11.90%	9.30%	11.40%
Alternative Scenario - Very Pessimistic[Member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.30%	3.50%
Unemployment rate, average %	8.90%	7.90%	9.20%
Alternative Scenario - Very Pessimistic[Member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.50%)	(0.80%)	(2.00%)
Unemployment rate, average %	17.20%	14.00%	15.10%
Alternative Scenario - Very Pessimistic[Member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	3.60%	3.40%
Unemployment rate, average %	12.80%	11.30%	12.30%
Alternative Scenario - Very Pessimistic[Member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.20%	1.20%	(1.00%)
Alternative Scenario - Very Pessimistic[Member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.60%	4.60%	3.80%
Alternative Scenario - Very Pessimistic[Member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	62	65	125
Alternative Scenario - Very Pessimistic[Member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	62	65	116
Alternative Scenario - Very Pessimistic[Member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	3.59	3.3	3.78
Alternative Scenario - Very Pessimistic[Member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.75	4.66	3.78
Alternative Scenario - Very Pessimistic[Member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	(1.52%)	(0.71%)	(4.14%)
Alternative Scenario - Very Pessimistic[Member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.38%	3.22%	3.79%